Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other liabilities
Remuneration payable - Non- Current	$ 209	$ 52
Remuneration payable - Current	30,995	47,157
Remuneration payable	31,204	47,209
Tax payables - Current	14,247	14,026
Tax payables	14,247	14,026
Payable to non-current asset suppliers- Non-Current	122	143
Payable to non-current asset suppliers- Current	8,993	7,066
Payable to non-current asset suppliers	9,115	7,209
Contingent consideration - Non-Current		1,302
Contingent consideration - Current	3,136	2,036
Contingent consideration	3,136	3,338
Other grants - Non-Current		12,249
Other grants - Current	13,854
Other grants	13,854	12,249
Guarantees and deposits - Non-Current	14	13
Guarantees and deposits - Current		322
Guarantees and deposits	14	335
Other liabilities - current	4,620	8,799
Other liabilities	4,620	8,799
Total Non-current	345	13,759
Total Current	75,845	79,406
Total	$ 76,190	$ 93,165